Stockholders' Equity - Additional Information (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2021 shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of votes per unit | Vote						1
Subscription receivable | $							$ 100,543
Number of units issued						5,073,056
Gross proceeds from units issued | $						$ 5,073,056
Number of units authorized to issue	274,314
Percentage of consideration payable in cash	50.00%
Percentage of consideration payable in equity	50.00%
Stock-based compensation | $		$ 793,793	$ 0	$ 2,173,171	$ 924,438	$ 924,438
Fair value per unit | $ / shares						$ 3.37
Board members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	134,229
Independent contractor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	140,085